Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 94.7%
Communication Services: 8.2%
10,015	Alphabet, Inc. - Class A [1]	$1,329,191
88,315	Verizon Communications, Inc.	3,009,775
28,480	The Walt Disney Co. [1]	2,531,587
66,535	Warner Bros Discovery, Inc. [1]	869,612
		7,740,165
Consumer Discretionary: 5.1%
12,815	Amazon.com, Inc. [1]	1,713,109
550	AutoZone, Inc. [1]	1,364,946
2,844	The Home Depot, Inc.	949,441
7,490	Starbucks Corp.	760,759
		4,788,255
Consumer Staples: 4.5%
13,545	The Procter & Gamble Co.	2,117,083
13,378	Walmart, Inc.	2,138,607
		4,255,690
Energy: 7.5%
40,117	Baker Hughes Co.	1,435,787
8,547	Chevron Corp.	1,398,802
17,280	Exxon Mobil Corp.	1,853,107
78,780	Kinder Morgan, Inc.	1,395,194
15,346	Shell PLC - ADR	945,774
		7,028,664
Financials: 15.2%
8,860	Berkshire Hathaway, Inc. - Class B [1]	3,118,366
3,680	BlackRock, Inc.	2,718,968
35,730	The Charles Schwab Corp.	2,361,753
9,310	Chubb Ltd.	1,903,057
5,150	The Goldman Sachs Group, Inc.	1,832,731
15,265	JPMorgan Chase & Co.	2,411,259
		14,346,134
Health Care: 16.9%
12,875	Johnson & Johnson	2,156,949
140,606	Koninklijke Philips NV [1]	2,911,950
3,370	McKesson Corp.	1,356,088
24,240	Medtronic PLC	2,127,303
14,685	Merck & Co., Inc.	1,566,155
3,885	Molina Healthcare, Inc. [1]	1,182,944
45,925	Pfizer, Inc.	1,656,056
11,562	Quest Diagnostics, Inc.	1,563,298
26,330	Sanofi - ADR	1,405,232
		15,925,975
Industrials: 11.4%
31,090	Alaska Air Group, Inc. [1]	1,511,907
38,685	Carrier Global Corp.	2,303,692
11,155	Eaton Corp PLC	2,290,345
109,060	Embraer SA - ADR [1]	1,705,698
5,710	General Dynamics Corp.	1,276,642
18,721	Raytheon Technologies Corp.	1,646,138
		10,734,422
Information Technology: 16.2%
9,995	Apple, Inc.	1,963,518
12,215	Blackbaud, Inc. [1]	921,622
54,045	Cisco Systems, Inc.	2,812,502
8,795	Microsoft Corp.	2,954,416
40,160	PayPal Holdings, Inc. [1]	3,044,931
16,330	QUALCOMM, Inc.	2,158,336
6,495	Salesforce.com, Inc. [1]	1,461,440
		15,316,765
Materials: 5.6%
6,425	Air Products and Chemicals, Inc.	1,961,745
32,785	Methanex Corp.	1,476,636
42,625	Newmont Corp.	1,829,465
		5,267,846
Utilities: 4.1%
51,475	FirstEnergy Corp.	2,027,600
25,715	The Southern Co.	1,860,223
		3,887,823
TOTAL COMMON STOCKS
(Cost $63,097,696)		89,291,739

SHORT-TERM INVESTMENTS: 5.2%
Money Market Fund: 5.2%
4,944,000	First American Government Obligations Fund - Class X, 5.200% [2]	4,944,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,944,000)		4,944,000

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $68,041,696)		94,235,739
Other Assets in Excess of Liabilities: 0.1%		137,482
TOTAL NET ASSETS: 100.0%		$94,373,221

ADR -	American Depository Receipt

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2023.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the “Fund”).

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks [1]	$89,291,739	$-	$-	$89,291,739
Short-Term Investments	4,944,000	-	-	4,944,000
Total Investments in Securities	$94,235,739	$-	$-	$94,235,739

[1] See Schedule of Investments for sector breakouts.